UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Investment Counsel, Inc.
            17 Glenwood Avenue
            Raleigh, NC 27603

Form 13F File Number:   028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ron King
Title:      Chief Compliance Officer
Phone:      919-831-2370

Signature, Place, and Date of Signing:

      /s/ Ron King               Raleigh, North Carolina      February 14, 2011
      ----------------------     -----------------------      -----------------
      [Signature]                [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      129
                                                  -----------------------

Form 13F Information Table Value Total:              $ 147,735 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7           COLUMN 8
---------------------     --------------   ---------  ---------  ------------------  ----------   --------  ------------------------
                                                        VALUE    SHRS OR   SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                 COM              037833100     2,177     6,750   SH           SOLE                                   6,750
ABBOTT LABS               COM              002824100     1,018    21,250   SH           SOLE                                  21,250
ADOBE SYS INC             COM              00724F101       828    26,888   SH           SOLE                                  26,888
ANALOG DEVICES INC        COM              032654105       461    12,250   SH           SOLE                                  12,250
AUTOMATIC DATA
  PROCESSING IN           COM              053015103     4,482    96,850   SH           SOLE                                  96,850
AMERICAN EAGLE
  OUTFITTERS NE           COM              02553E106       228    15,580   SH           SOLE                                  15,580
APPLIED MATLS INC         COM              038222105       669    47,612   SH           SOLE                                  47,612
AMGEN INC                 COM              031162100       450     8,195   SH           SOLE                                   8,195
ATMEL CORP                COM              049513104       200    16,200   SH           SOLE                                  16,200
ACTIVISION BLIZZARD
  INC                     COM              00507V109     1,752   140,855   SH           SOLE                                 140,855
BOEING CO                 COM              097023105       513     7,858   SH           SOLE                                   7,858
BANK OF AMERICA
  CORPORATION             COM              060505104       777    58,252   SH           SOLE                                  58,252
BAXTER INTL INC           COM              071813109       896    17,700   SH           SOLE                                  17,700
BB&T CORP                 COM              054937107     1,993    75,805   SH           SOLE                                  75,805
BUCKLE INC                COM              118440106       304     8,050   SH           SOLE                                   8,050
BP PLC                    SPONSORED ADR    055622104       390     8,828   SH           SOLE                                   8,828
BERKSHIRE HATHAWAY INC
  DEL                     CL B NEW         084670702       216     2,700   SH           SOLE                                   2,700
BOSTON SCIENTIFIC CORP    COM              101137107        81    10,650   SH           SOLE                                  10,650
CITIGROUP INC             COM              172967101       134    28,377   SH           SOLE                                  28,377
CABELAS INC               COM              126804301       734    33,765   SH           SOLE                                  33,765
CARDINAL HEALTH INC       COM              14149Y108       738    19,268   SH           SOLE                                  19,268
CATERPILLAR INC DEL       COM              149123101       573     6,114   SH           SOLE                                   6,114
CHICAGO BRIDGE & IRON
  CO N V                  N Y REGISTRY SH  167250109       522    15,875   SH           SOLE                                  15,875
CHECK POINT SOFTWARE
  TECH LT                 ORD              M22465104       236     5,100   SH           SOLE                                   5,100
CHICOS FAS INC            COM              168615102       188    15,625   SH           SOLE                                  15,625
CLOROX CO DEL             COM              189054109       307     4,850   SH           SOLE                                   4,850
CONOCOPHILLIPS            COM              20825C104     1,165    17,100   SH           SOLE                                  17,100
COSTCO WHSL CORP NEW      COM              22160K105     7,748   107,300   SH           SOLE                                 107,300
CISCO SYS INC             COM              17275R102     3,356   165,901   SH           SOLE                                 165,901
CHEVRON CORP NEW          COM              166764100       991    10,860   SH           SOLE                                  10,860
DIEBOLD INC               COM              253651103       272     8,500   SH           SOLE                                   8,500
DU PONT E I DE NEMOURS
  & CO                    COM              263534109       249     5,000   SH           SOLE                                   5,000
DEERE & CO                COM              244199105     1,925    23,180   SH           SOLE                                  23,180
DELL INC                  COM              24702R101       802    59,205   SH           SOLE                                  59,205
DISNEY WALT CO            COM DISNEY       254687106     1,439    38,358   SH           SOLE                                  38,358
DIGITAL RIV INC           COM              25388B104       289     8,400   SH           SOLE                                   8,400
DUKE ENERGY CORP NEW      COM              26441C105       922    51,792   SH           SOLE                                  51,792
DEUTSCHE BK AG LDN BRH    PS GOLD DS ETN   25154H756        85    10,700   SH           SOLE                                  10,700
CONSOLIDATED EDISON
  INC                     COM              209115104       815    16,450   SH           SOLE                                  16,450
ELECTRONICS FOR
  IMAGING INC             COM              286082102       379    26,480   SH           SOLE                                  26,480
E M C CORP MASS           COM              268648102     3,228   140,946   SH           SOLE                                 140,946
ELECTRONIC ARTS INC       COM              285512109       263    16,050   SH           SOLE                                  16,050
EXPEDITORS INTL WASH
  INC                     COM              302130109     1,037    18,990   SH           SOLE                                  18,990
FAMILY DLR STORES INC     COM              307000109       604    12,150   SH           SOLE                                  12,150
FEDEX CORP                COM              31428X106     1,016    10,920   SH           SOLE                                  10,920
FLUOR CORP NEW            COM              343412102       398     6,000   SH           SOLE                                   6,000
FREDS INC                 CL A             356108100       358    26,050   SH           SOLE                                  26,050
GENERAL ELECTRIC CO       COM              369604103     3,506   191,671   SH           SOLE                                 191,671
GILEAD SCIENCES INC       COM              375558103       326     9,000   SH           SOLE                                   9,000
CORNING INC               COM              219350105       309    16,000   SH           SOLE                                  16,000
GOOGLE INC                CL A             38259P508       838     1,411   SH           SOLE                                   1,411
GLAXOSMITHKLINE PLC       SPONSORED ADR    37733W105       551    14,050   SH           SOLE                                  14,050
HALLIBURTON CO            COM              406216101       454    11,126   SH           SOLE                                  11,126
HOME DEPOT INC            COM              437076102     1,276    36,396   SH           SOLE                                  36,396
HESS CORP                 COM              42809H107       469     6,125   SH           SOLE                                   6,125
HONDA MOTOR LTD           AMERN SHS        438128308       227     5,750   SH           SOLE                                   5,750
HELMERICH & PAYNE INC     COM              423452101       404     8,332   SH           SOLE                                   8,332
HEWLETT PACKARD CO        COM              428236103     1,041    24,729   SH           SOLE                                  24,729
HERSHEY CO                COM              427866108       222     4,700   SH           SOLE                                   4,700
INTERNATIONAL BUSINESS
  MACHS                   COM              459200101     2,347    15,991   SH           SOLE                                  15,991
INTEL CORP                COM              458140100     3,327   158,192   SH           SOLE                                 158,192
ITT CORP NEW              COM              450911102       801    15,375   SH           SOLE                                  15,375
JOHNSON & JOHNSON         COM              478160104     3,251    52,567   SH           SOLE                                  52,567
KRAFT FOODS INC           CL A             50075N104       410    13,014   SH           SOLE                                  13,014
KIMBERLY CLARK CORP       COM              494368103     1,633    25,900   SH           SOLE                                  25,900
COCA COLA CO              COM              191216100     4,766    72,461   SH           SOLE                                  72,461
LILLY ELI & CO            COM              532457108       221     6,320   SH           SOLE                                   6,320
LOCKHEED MARTIN CORP      COM              539830109       664     9,500   SH           SOLE                                   9,500
LOWES COS INC             COM              548661107     2,647   105,550   SH           SOLE                                 105,550
LSI CORPORATION           COM              502161102       389    64,897   SH           SOLE                                  64,897
MCDONALDS CORP            COM              580135101     1,538    20,030   SH           SOLE                                  20,030
MEDTRONIC INC             COM              585055106       469    12,650   SH           SOLE                                  12,650
3M CO                     COM              88579Y101     2,067    23,951   SH           SOLE                                  23,951
MONSANTO CO NEW           COM              61166W101     1,842    26,445   SH           SOLE                                  26,445
MOTOROLA INC              COM              620076109       768    84,721   SH           SOLE                                  84,721
MERCK & CO INC NEW        COM              58933Y105       274     7,603   SH           SOLE                                   7,603
MICROSOFT CORP            COM              594918104     4,162   149,136   SH           SOLE                                 149,136
MYLAN INC                 COM              628530107       232    11,000   SH           SOLE                                  11,000
NASDAQ OMX GROUP INC      COM              631103108       274    11,550   SH           SOLE                                  11,550
NIKE INC                  CL B             654106103       235     2,750   SH           SOLE                                   2,750
NOKIA CORP                SPONSORED ADR    654902204     1,302   126,165   SH           SOLE                                 126,165
NETAPP INC                COM              64110D104       451     8,210   SH           SOLE                                   8,210
NUCOR CORP                COM              670346105       631    14,400   SH           SOLE                                  14,400
NVIDIA CORP               COM              67066G104       691    44,850   SH           SOLE                                  44,850
NOVARTIS A G              SPONSORED ADR    66987V109       374     6,350   SH           SOLE                                   6,350
NEW YORK TIMES CO         CL A             650111107       109    11,100   SH           SOLE                                  11,100
ORACLE CORP               COM              68389X105     2,868    91,614   SH           SOLE                                  91,614
PAYCHEX INC               COM              704326107       410    13,250   SH           SOLE                                  13,250
PEPSICO INC               COM              713448108       483     7,393   SH           SOLE                                   7,393
PFIZER INC                COM              717081103     1,347    76,956   SH           SOLE                                  76,956
PROCTER & GAMBLE CO       COM              742718109     3,572    55,532   SH           SOLE                                  55,532
PROGRESS ENERGY INC       COM              743263105       666    15,309   SH           SOLE                                  15,309
PARKER HANNIFIN CORP      COM              701094104       237     2,750   SH           SOLE                                   2,750
PHILIP MORRIS INTL INC    COM              718172109       224     3,826   SH           SOLE                                   3,826
PMC-SIERRA INC            COM              69344F106       330    38,456   SH           SOLE                                  38,456
PIEDMONT NAT GAS INC      COM              720186105       242     8,642   SH           SOLE                                   8,642
QUANTA SVCS INC           COM              74762E102       248    12,450   SH           SOLE                                  12,450
QUALCOMM INC              COM              747525103     2,374    47,961   SH           SOLE                                  47,961
RAYTHEON CO               COM NEW          755111507       528    11,400   SH           SOLE                                  11,400
ROYAL BK CDA MONTREAL
  QUE                     COM              780087102       537    10,257   SH           SOLE                                  10,257
SAP AG                    SPON ADR         803054204       323     6,375   SH           SOLE                                   6,375
SCHWAB CHARLES CORP
  NEW                     COM              808513105       320    18,725   SH           SOLE                                  18,725
SPECTRA ENERGY CORP       COM              847560109       278    11,131   SH           SOLE                                  11,131
SILICON GRAPHICS INTL
  CORP                    COM              82706L108       122    13,550   SH           SOLE                                  13,550
SIGMA ALDRICH CORP        COM              826552101       862    12,950   SH           SOLE                                  12,950
SCHLUMBERGER LTD          COM              806857108     1,395    16,706   SH           SOLE                                  16,706
STEIN MART INC            COM              858375108       564    60,925   SH           SOLE                                  60,925
SOUTHERN CO               COM              842587107       824    21,546   SH           SOLE                                  21,546
STRYKER CORP              COM              863667101       494     9,200   SH           SOLE                                   9,200
SYMANTEC CORP             COM              871503108       226    13,526   SH           SOLE                                  13,526
AT&T INC                  COM              00206R102       746    25,393   SH           SOLE                                  25,393
PROSHARES TR              PSHS ULTSH 20YRS 74347R297     1,274    34,405   SH           SOLE                                  34,405
TEVA PHARMACEUTICAL
  INDS LTD                ADR              881624209       742    14,237   SH           SOLE                                  14,237
TIBCO SOFTWARE INC        COM              88632Q103       983    49,850   SH           SOLE                                  49,850
TOYOTA MOTOR CORP         SP ADR REP2COM   892331307     1,244    15,827   SH           SOLE                                  15,827
TRANSCANADA CORP          COM              89353D107       358     9,400   SH           SOLE                                   9,400
TEXAS INSTRS INC          COM              882508104       263     8,100   SH           SOLE                                   8,100
UNITED PARCEL SERVICE
  INC                     CL B             911312106     1,980    27,277   SH           SOLE                                  27,277
UNITED TECHNOLOGIES
  CORP                    COM              913017109       266     3,382   SH           SOLE                                   3,382
VARIAN MED SYS INC        COM              92220P105     1,905    27,500   SH           SOLE                                  27,500
VANGUARD INDEX FDS        EXTEND MKT ETF   922908652       389     7,151   SH           SOLE                                   7,151
VANGUARD WHITEHALL FDS
  INC                     HIGH DIV YLD     921946406       360     8,521   SH           SOLE                                   8,521
VERIZON COMMUNICATIONS
  INC                     COM              92343V104       625    17,476   SH           SOLE                                  17,476
WALGREEN CO               COM              931422109       206     5,300   SH           SOLE                                   5,300
WELLS FARGO & CO NEW      COM              949746101       463    14,938   SH           SOLE                                  14,938
WHOLE FOODS MKT INC       COM              966837106     1,206    23,845   SH           SOLE                                  23,845
WAL MART STORES INC       COM              931142103     6,938   128,649   SH           SOLE                                 128,649
EXXON MOBIL CORP          COM              30231G102    13,477   184,317   SH           SOLE                                 184,317
ZIMMER HLDGS INC          COM              98956P102     1,130    21,047   SH           SOLE                                  21,047